Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 9 — Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Office equipment	1,005,558	1,005,558	139,886
Mechanical equipment	1,059,178	1,059,178	147,345
Electronic and other equipment	3,167,783	1,684,135	234,285
Vehicles	43,982	43,982	6,119
Subtotal	5,276,501	3,792,853	527,635
Less: accumulated depreciation	(3,678,367)	(3,209,052)	(446,421)
Total	1,598,134	583,801	81,214

Depreciation expense for the years ended December 31, 2022, 2023 and 2024 amounted to RMB 464,999, RMB 807,722 and RMB 818,541 (USD 114,936), respectively.